Sale Of Vision Bank Business - Schedule of Balance Sheet of SEPH (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 SEPH	Mar. 31, 2012 SEPH	Dec. 31, 2012 Performing financing receivable SEPH	Mar. 31, 2012 Performing financing receivable SEPH	Dec. 31, 2012 Nonperforming financing receivable SEPH	Mar. 31, 2012 Nonperforming financing receivable SEPH
Cash				$ 7,444	$ 16,049
Loans	4,450,322	4,317,099	4,732,685			3,886	16,123	55,292	82,326
OREO	35,718	42,272		21,003	28,578
Other assets	464,962	857,631		16,803	18,417
Total assets	6,642,803	6,972,245	7,282,261	104,428	161,493
Intercompany borrowings				93,000	140,000
Other liabilities	70,329	602,741		838	4,623
Equity				10,590	16,870
Total liabilities and shareholders’ equity	$ 6,642,803	$ 6,972,245		$ 104,428	$ 161,493